Long-Term Loan (Details Textual) - 12 months ended Dec. 31, 2019	USD ($)	TWD ($)
Long-term Loan (Textual)
Maturity date	May 21, 2024	May 21, 2024
Amount of loan credit line	$ 48,371
Annual interest rate	9.70%	9.70%
Installment payment, description	The installment payment plan is 60 months to pay off the balance on the 21st of each month.
NTD [Member]
Long-term Loan (Textual)
Amount of loan credit line		$ 1,500,000